Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
June 30, 2023 (Unaudited)
		Principal amount°	Value (US $)
Sovereign Bonds — 92.16%Δ
Brazil — 10.05%
Brazil Letras do Tesouro Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$ 235,508
8.19% 1/1/24 ^	BRL	3,300,000	649,272
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	4,045,000	840,059
Series F 10.00% 1/1/31	BRL	672,000	136,531
			1,861,370
Chile — 3.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	107,641
144A 2.80% 10/1/33 #	CLP	115,000,000	116,753
144A 4.70% 9/1/30 #	CLP	40,000,000	49,133
144A 5.00% 10/1/28 #	CLP	80,000,000	98,239
5.00% 3/1/35	CLP	70,000,000	87,636
6.00% 1/1/43	CLP	70,000,000	98,809
			558,211
Colombia — 5.40%
Colombian TES
5.75% 11/3/27	COP	717,400,000	148,143
6.25% 7/9/36	COP	320,300,000	55,619
7.00% 3/26/31	COP	778,500,000	157,470
7.00% 6/30/32	COP	1,042,100,000	204,996
7.25% 10/18/34	COP	885,100,000	171,325
7.25% 10/26/50	COP	421,700,000	71,859
7.75% 9/18/30	COP	896,000,000	191,207
			1,000,619
Czech Republic — 9.93%
Czech Republic Government Bonds
0.25% 2/10/27	CZK	1,580,000	61,816
0.95% 5/15/30	CZK	8,230,000	301,730
1.25% 2/14/25	CZK	3,010,000	129,495
1.50% 4/24/40	CZK	1,700,000	51,268
1.75% 6/23/32	CZK	12,900,000	482,588
2.00% 10/13/33	CZK	4,250,000	158,140
2.40% 9/17/25	CZK	4,400,000	190,187
2.50% 8/25/28	CZK	4,860,000	202,347
2.75% 7/23/29	CZK	4,470,000	186,821
5.008% 12/12/24 ^	CZK	1,770,000	75,031
			1,839,423
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic — 0.80%
Dominican Republic International Bond 9.75% 6/5/26	DOP	8,000,000	$ 148,145
			148,145
Hungary — 4.03%
Hungary Government Bonds
1.00% 11/26/25	HUF	50,000,000	122,389
1.50% 4/22/26	HUF	18,740,000	45,188
1.50% 8/26/26	HUF	29,820,000	70,849
2.50% 10/24/24	HUF	21,220,000	56,135
2.75% 12/22/26	HUF	13,360,000	32,519
3.00% 10/27/38	HUF	8,510,000	16,291
4.00% 4/28/51	HUF	95,680,000	179,791
6.00% 11/24/23	HUF	42,520,000	121,638
6.75% 10/22/28	HUF	36,100,000	101,654
			746,454
Indonesia — 16.36%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	13,665,000,000	916,471
6.625% 5/15/33	IDR	4,980,000,000	338,185
7.125% 6/15/42	IDR	2,270,000,000	158,574
7.50% 8/15/32	IDR	1,105,000,000	79,690
7.50% 6/15/35	IDR	5,300,000,000	383,334
7.75% 4/15/31	IDR	979,000,000	70,870
8.25% 5/15/29	IDR	2,683,000,000	197,506
8.375% 9/15/26	IDR	570,000,000	40,756
8.75% 5/15/31	IDR	5,042,000,000	386,621
8.75% 2/15/44	IDR	1,353,000,000	108,386
9.00% 3/15/29	IDR	2,800,000,000	213,548
9.50% 7/15/31	IDR	290,000,000	23,344
9.50% 5/15/41	IDR	1,307,000,000	111,756
			3,029,041
Malaysia — 7.58%
Malaysia Government Bonds
2.632% 4/15/31	MYR	675,000	132,619
3.733% 6/15/28	MYR	1,820,000	391,646
3.757% 5/22/40	MYR	3,149,000	642,292
3.828% 7/5/34	MYR	200,000	42,117
4.232% 6/30/31	MYR	650,000	142,694
4.392% 4/15/26	MYR	236,000	51,780
			1,403,148
Mexico — 8.17%
Mexican Bonos
5.50% 3/4/27	MXN	9,600,000	500,157
7.75% 5/29/31	MXN	2,740,000	151,493
7.75% 11/23/34	MXN	4,510,000	246,157
NQ- IV011 [0623] 0823 (3049517)    1

Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund   (Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexican Bonos
7.75% 11/13/42	MXN	1,500,000	$ 78,663
8.00% 11/7/47	MXN	600,000	32,052
8.50% 11/18/38	MXN	5,128,100	292,095
10.00% 11/20/36	MXN	3,270,000	211,326
			1,511,943
Peru — 2.58%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	43,624
5.40% 8/12/34	PEN	496,000	120,790
5.94% 2/12/29	PEN	252,000	68,133
Peruvian Government International Bonds
6.90% 8/12/37	PEN	300,000	81,554
6.95% 8/12/31	PEN	586,000	163,911
			478,012
Poland — 0.32%
Republic of Poland Government Bond 2.50% 7/25/27	PLN	272,000	59,398
			59,398
Romania — 3.62%
Romania Government Bonds
3.25% 4/29/24	RON	580,000	124,627
4.00% 10/25/23	RON	700,000	152,987
4.15% 1/26/28	RON	500,000	99,479
4.85% 4/22/26	RON	900,000	190,107
5.00% 2/12/29	RON	505,000	102,604
			669,804
South Africa — 8.79%
Republic of South Africa Government Bonds
6.50% 2/28/41	ZAR	1,840,021	57,949
8.25% 3/31/32	ZAR	6,500,000	290,322
8.50% 1/31/37	ZAR	4,897,009	199,002
8.75% 1/31/44	ZAR	4,580,705	178,677
8.75% 2/28/48	ZAR	9,704,755	374,320
8.875% 2/28/35	ZAR	5,713,558	248,866
9.00% 1/31/40	ZAR	4,310,342	176,227
10.50% 12/21/26	ZAR	1,849,000	102,143
			1,627,506
Thailand — 10.33%
Thailand Government Bonds
1.60% 12/17/29	THB	5,655,000	151,537
1.60% 6/17/35	THB	839,000	21,001
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Thailand (continued)
Thailand Government Bonds
2.00% 12/17/31	THB	8,812,000	$ 240,316
2.875% 12/17/28	THB	32,821,000	949,216
2.875% 6/17/46	THB	5,000,000	133,715
3.30% 6/17/38	THB	10,220,000	302,877
3.40% 6/17/36	THB	2,440,000	73,276
3.775% 6/25/32	THB	1,286,000	40,090
			1,912,028
Turkey — 0.81%
Turkey Government Bonds
9.00% 7/24/24	TRY	900,000	32,774
10.40% 3/20/24	TRY	450,000	16,813
10.60% 2/11/26	TRY	856,637	30,507
12.40% 3/8/28	TRY	130,848	4,433
12.60% 10/1/25	TRY	1,700,000	64,788
			149,315
Uruguay — 0.37%
Uruguay Government International Bond
8.25% 5/21/31	UYU	1,109,152	27,296
8.50% 3/15/28	UYU	1,637,000	41,596
			68,892
Total Sovereign Bonds (cost $18,604,643)			17,063,309

Supranational Banks — 5.09%
European Investment Bank
8.50% 8/24/23	EGP	7,000,000	218,110
13.943% 10/18/32 ^	ZAR	10,260,000	224,202

International Finance 7.00% 7/20/27	MXN	9,270,000	499,325
Total Supranational Banks (cost $1,111,588)			941,637

Total Value of Securities—97.25% (cost $19,716,231)			18,004,946
Receivables and Other Assets Net of Liabilities—2.75%			509,913
Net Assets Applicable to 2,277,002 Shares Outstanding—100.00%			$18,514,859
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

2    NQ- IV011 [0623] 0823 (3049517)

(Unaudited)
Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $371,766, which represents 2.01% of the Fund's net assets.

Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CNH	10,421,467	USD	(1,525,284)	7/14/23	$—	$(90,056)
JPMCB	CZK	(12,783,980)	USD	595,033	7/14/23	8,623	—
JPMCB	MXN	(5,199,708)	USD	283,059	7/14/23	—	(19,847)
JPMCB	PLN	6,184,032	USD	(1,469,471)	7/14/23	50,311	—
JPMCB	ZAR	(5,992,095)	USD	329,726	7/14/23	11,821	—
Total Foreign Currency Exchange Contracts						$70,755	$(109,903)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is  reflected in the Fund's net assets.
Summary of abbreviations:
JPMCB – JPMorgan Chase Bank
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
DOP – Dominican Peso
EGP – Egypt Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
RON – Romania Leu
THB – Thai Baht
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand
NQ- IV011 [0623] 0823 (3049517)    3